UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

April 30, 2026

Income Advantage

Issued by Empire Fidelity Investments Life Insurance Company®

(“EFILI”)

This Updating Summary Prospectus summarizes key features of Income Advantage, an individual, single premium, immediate variable income annuity contract. This Updating Summary Prospectus also provides a summary of certain Contract features that have changed.

The prospectus for Income Advantage contains more information about the Contract, including the Contract’s features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.dfinview.com/Fidelity/PUFT/EFIA. You can also obtain this information at no cost by calling 1-800-634-9361 or by sending an email to filifunddocuments@fidelity.com.

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of annuity income payments and withdrawals will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

EFILI’s obligations and guarantees under the Contract are subject to EFILI’s financial strength and claims- paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

GLOSSARY

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Period, either you or the Joint Annuitant must be no more than 72 years old on the Contract Date. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit (also “unit”) - A unit of measure used to calculate the amount of variable annuity income.

Base Contract Expenses - Expenses that we assess daily against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract. See 4(c). Benchmark Rate of Return in the prospectus.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant’s lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Purchase Payment - The single payment you made to us in exchange for which we issued you a Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of a Subaccount, after all expenses.

Trading among Subaccounts - Transfers of amounts among the Subaccounts.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time money can be withdrawn from a Contract that was purchased with this feature. See 6(d). Contracts purchased with a Withdrawal Period in the prospectus.

Withdrawal Value - The total amount that can be withdrawn from a Contract that was purchased with a Withdrawal Period. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated 4/30/2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
Fund Performance and Expenses	For updated Fund performance and expense information, see Appendix A: Funds Available Under the Contract.
Fund Removal	Invesco V.I. Global Core Equity Fund has been removed from the Variable Account.
Fund Addition	Invesco V.I. Global Core Fund has been added to the Variable Account.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No
Are There Transaction Charges?	No
Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year , depending on the annuity income and investment options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.00%[1]	1.00%[1]
	Subaccounts (Fund fees and expenses)	0.09%[2]	3.38%[2]
1 As a percentage of the Contract allocated to the Variable Account. [2] As a percentage of the net assets of each Subaccount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year , based on current charges.

	Lowest Annual Cost $354A		Highest Annual Cost $2,808B
	Assumes • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No transfers or withdrawals		Assumes • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No transfers or withdrawals

A Assumes allocated entirely to variable annuity income, payments based on 85-year-old male, Single Life Annuity, no Guarantee Period, and 7% Benchmark Rate of Return.

B Assumes allocated entirely to variable annuity income, payments based on 45-year-old couple, Joint and Survivor Annuity with Full Annuity Income to the Survivor, 45-year Guarantee Period, and 3.5% Benchmark Rate of Return.

RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, an investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Is This a Short-Term Investment?	No, the Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract. Furthermore, the taxable portion of annuity income payments and withdrawals will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.	1. Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?

•

An investment in the Contract is subject to the risk of poor performance of the Subaccounts.

•

Variable annuity income will vary based on the performance of the Subaccount(s) that you select.

•

Each Subaccount will have its own unique risks.

•

You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds 4. Annuity Income
What are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s financial strength and claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of March 5, 2026.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

•

Additional Purchase Payments are not allowed.

•

Your Contract’s allocation between variable annuity income and fixed annuity income that you selected at purchase cannot be changed.

•

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions on future purchases or exchanges in a Fund.

•

We have the right to eliminate any Subaccount, to combine two or more Subaccounts, or to substitute a new fund for the Fund in which a Subaccount invests.

3. Purchase Payment 7. Trading Among Subaccounts 11(a). Changes in Subaccounts

RESTRICTIONS		Location in Prospectus
Are There any Restrictions on Contract Benefits?	Yes, important conditions and limitations apply to Contracts purchased with a Withdrawal Period, including: withdrawals reduce the amount of variable annuity income and may cause the Withdrawal Period to shorten or end.	6. Benefits Available Under the Contract

TAXES		Location in Prospectus
What Are the Contract’s Tax Implications?

•

Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•

For a Qualified Contract purchased with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable as ordinary income unless your Purchase Payment included after-tax contributions.

•

For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable as ordinary income until you have recovered the “investment in the Contract,” after which the entire amount of annuity income will be taxable.

•

The taxable portion of a withdrawal will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on amounts received before age 59 1⁄2.

1. Principal Risks of Investing in the Contract 3. Purchase Payment 9. Tax Considerations

CONFLICTS OF INTEREST		Location in Prospectus
How Are Investment Professionals Compensated?	Your investment professional may receive compensation in the form of commissions for having sold this Contract to you. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchase Payment

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/EFIA. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Allspring VT Discovery SMID Cap Growth Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	5.39%	-2.46%	9.94%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	6.71%	8.94%	11.85%
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.91%*	19.53%	5.62%	7.42%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short- term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%*	14.98%	5.67%	7.13%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%*	18.29%	7.64%	8.87%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.41%	15.25%	9.52%	11.13%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	6.98%	-0.57%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	34.39%	15.19%	15.81%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	6.80%	8.10%	12.51%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	-2.98%	3.70%	5.87%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%	21.52%	15.37%	15.78%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.32%	17.38%	10.36%	10.60%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	18.79%	13.67%	14.87%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.87%	41.20%	5.88%	10.93%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	10.59%	24.18%	7.96%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.46%	19.02%	12.51%	11.60%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	12.32%	8.02%	—
Seeks capital appreciation	Fidelity® VIP Financials Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	15.18%	16.45%	13.40%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	5.33%	6.06%	5.44%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%*	9.14%	3.14%	4.23%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%*	10.86%	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation.	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%*	12.40%	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	14.13%	5.78%	7.24%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%*	15.71%	6.67%	8.19%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%*	17.12%	7.74%	9.12%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%*	19.46%	9.10%	10.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	14.92%	13.70%	17.45%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	21.50%	16.11%	13.84%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	22.02%	11.31%	19.94%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	14.39%	4.18%	8.75%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.81%*	10.36%	4.22%	5.59%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	24.52%	14.79%	12.98%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%	18.69%	6.26%	9.81%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.16%	33.15%	8.02%	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	7.22%	0.06%	2.71%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	11.40%	7.08%	7.68%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%	11.75%	10.10%	10.59%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	20.39%	6.62%	7.93%
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	3.10%	4.23%	3.87%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	8.85%	3.07%	4.66%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	23.36%	16.83%	23.76%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.11%	17.11%	13.14%	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	14.11%	12.52%	12.51%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	11.23%	13.10%	11.24%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	7.99%	12.14%	10.82%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Seeks capital appreciation	Invesco V.I. Global Fund Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Seeks high total return by investing primarily in fixed income-securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	15.33%	2.70%	4.51%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks long-term capital appreciation by investing primarily in growth- oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	32.96%	4.37%	7.27%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	17.40%	5.31%	6.85%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios, which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	This Fund is closed to new investments.

This Summary Prospectus incorporates by reference the prospectus and the Statement of Additional Information (SAI), both dated April 30, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Edgar Contract Identifier: C000024024

EFIAL7-USP-0426

1.9919758.101